Valent Technologies LLC Agreements (Details) - USD ($)		12 Months Ended
	Sep. 30, 2014	Jun. 30, 2018	Jun. 30, 2017
Valent Technologies LLC Agreements (Textual)
Series A preferred stock, par value		$ 0.001	$ 0.001
Dividend payable		$ 8,356	$ 8,356
Proceeds from warrants exercised		312,500	545,026
Valent Technologies Llc [Member]
Valent Technologies LLC Agreements (Textual)
Loan payable outstanding amount	$ 278,530
Aggregate accrued interest	$ 28,530
Series A preferred stock, shares issued	278,530
Series A preferred stock, par value	$ 1.00
Series A preferred stock, rate of dividend	3.00%
Dividend payable		$ 8,356	$ 8,356
Warrants exercised per share			$ 15.40
Proceeds from warrants exercised			$ 192,075
Warrants issued			12,500
Valent Technologies Llc [Member] | CA [Member]
Valent Technologies LLC Agreements (Textual)
Warrants exercised per share			$ 20.00